Consolidated Statement of Changes in Stockholders' Equity - EUR (€)	Total	Common stock [member]	Treasury shares [member]	Additional paid-in capital [member]	Other Comprehensive Income Reserve [member]	Accumulated Income/(Deficit) [member]
Beginning balance at Dec. 31, 2017	€ 359,558,053	€ 29,420,785	€ (11,826,981)	€ 438,557,856	€ 0	€ (96,593,607)
Statement [LineItems]
Beginning balance, shares		29,420,785	319,678
Capital Increase, Net of Issuance Cost	178,575,506	€ 2,386,250	€ 0	176,189,256	0	0
Capital Increase, Net of Issuance Cost, shares		2,386,250	0
Compensation Related to the Grant of Convertible Bonds and Performance Shares	5,584,969	€ 0	€ 0	5,584,969	0	0
Compensation Related to the Grant of Convertible Bonds and Performance Shares, shares		0	0
Exercise of Convertible Bonds Issued to Related Parties	1,037,117	€ 32,537	€ 0	1,004,580	0	0
Exercise of Convertible Bonds Issued to Related Parties, shares		32,537	0
Transfer of Treasury Stock for Long-Term Incentive Programs	0	€ 0	€ 636,414	(636,414)	0	0
Transfer of Treasury Stock for Long-Term Incentive Programs, shares		0	(17,219)
Transfer of Treasury Stock to Members of the Management Board	0	€ 0	€ 791,794	(791,794)	0	0
Transfer of Treasury Stock to Members of the Management Board, Shares		0	(21,423)
Change in Fair Value of Shares through Other Comprehensive Income	(127,458)
Change in Fair Value of Shares through Other Comprehensive Income	(127,458)	€ 0	€ 0	0	(127,458)	0
Foreign Currency Translation Differences from Consolidation	(83,432)
Change in Unrealized Gains and Losses on Available-for-sale Financial Assets and Bonds, shares		0	0
Change in Unrealized Gains on Cash Flow Hedges, Net of Tax Effects	(83,432)	€ 0	€ 0	0	(83,432)	0
Change in Unrealized Gains and Losses on Cash Flow Hedges, Net of Tax Effects, Shares		0	0
Consolidated Net Profit / (Loss)	(56,172,121)	€ 0	€ 0	0	0	(56,172,121)
Total Comprehensive Income	(56,383,011)	0	0	0	(210,890)	(56,172,121)
Ending balance at Dec. 31, 2018	488,372,634	€ 31,839,572	€ (10,398,773)	619,908,453	(210,890)	(152,765,728)
Statement [LineItems]
Ending balance, shares		31,839,572	281,036
Beginning balance, shares		31,839,572	281,036
Compensation Related to the Grant of Convertible Bonds and Performance Shares	6,654,470	€ 0	€ 0	6,654,470	0	0
Compensation Related to the Grant of Convertible Bonds and Performance Shares, shares		0	0
Exercise of Convertible Bonds Issued to Related Parties	3,773,554	€ 118,386	€ 0	3,655,168	0	0
Exercise of Convertible Bonds Issued to Related Parties, shares		118,386	0
Transfer of Treasury Stock for Long-Term Incentive Programs	0	€ 0	€ 1,934,043	(1,934,043)	0	0
Transfer of Treasury Stock for Long-Term Incentive Programs, shares		0	(52,328)
Transfer of Treasury Stock to Related Parties	0	€ 0	€ 107,480	(107,480)	0	0
Transfer of Treasury Stock to Related Parties, shares		0	(2,908)
Change in Fair Value of Shares through Other Comprehensive Income	(1,160,160)	€ 0	€ 0	0	(1,160,160)	0
Foreign Currency Translation Differences from Consolidation	75,332	0	0	0	75,332	0
Consolidated Net Profit / (Loss)	(103,014,058)	0	0	0	0	(103,014,058)
Total Comprehensive Income	(104,098,886)	0	0	0	(1,084,828)	(103,014,058)
Ending balance at Dec. 31, 2019	394,701,772	€ 31,957,958	€ (8,357,250)	628,176,568	(1,295,718)	(255,779,786)
Statement [LineItems]
Ending balance, shares		31,957,958	225,800
Beginning balance, shares		31,957,958	225,800
Capital Increase, Net of Issuance Cost	80,498,098	€ 907,441	€ 0	79,590,657	0	0
Capital Increase, Net of Issuance Cost, shares		907,441	0
Compensation Related to the Grant of Convertible Bonds and Performance Shares	7,455,761	€ 0	€ 0	7,455,761	0	0
Compensation Related to the Grant of Convertible Bonds and Performance Shares, shares		0	0
Equity Component of the Convertible Bond	36,483,050	€ 0	€ 0	36,483,050	0	0
Equity Component of the Convertible Bond, shares		0	0
Exercise of Convertible Bonds Issued	785,623	€ 24,647	€ 0	760,976	0	0
Exercise of Convertible Bonds Issued, shares		24,647	0
Transfer of Treasury Stock for Long-Term Incentive Programs	0	€ 0	€ 3,488,506	(3,488,506)	0	0
Transfer of Treasury Stock for Long-Term Incentive Programs, shares		0	(94,386)
Change in Fair Value of Shares through Other Comprehensive Income	1,260,132	€ 0	€ 0	0	1,260,132	0
Foreign Currency Translation Differences from Consolidation	2,247,005	0	0	0	2,247,005	0
Consolidated Net Profit / (Loss)	97,890,576	0	0	0	0	97,890,576
Total Comprehensive Income	101,397,713	0	0	0	3,507,137	97,890,576
Ending balance at Dec. 31, 2020	€ 621,322,017	€ 32,890,046	€ (4,868,744)	€ 748,978,506	€ 2,211,419	€ (157,889,210)
Statement [LineItems]
Ending balance, shares		32,890,046	131,414